TAX EXPENSE	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
TAX EXPENSE
NOTE 14: TAX EXPENSE
(A)Analysis of tax (expense) credit for the year

	2021	2020	2019
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(1,472)	(480)	(1,389)
Adjustments in respect of prior years	94	355	96
	(1,378)	(125)	(1,293)
Foreign tax:
Current tax on profit for the year	(51)	(27)	(70)
Adjustments in respect of prior years	21	25	2
	(30)	(2)	(68)
Current tax expense	(1,408)	(127)	(1,361)

Deferred tax:
Current year	546	611	(165)
Adjustments in respect of prior years	(155)	(323)	139
Deferred tax credit (expense)	391	288	(26)
Tax (expense) credit	(1,017)	161	(1,387)
The tax (expense) credit is made up as follows:

	2021	2021	2020
	£m	£m	£m
Tax (expense) credit attributable to policyholders	(163)	4	(148)
Shareholder tax (expense) credit	(854)	157	(1,239)
Tax (expense) credit	(1,017)	161	(1,387)
(B)Factors affecting the tax (expense) credit for the year
The UK corporation tax rate for the year was 19.0 per cent (2020: 19.0 per cent; 2019: 19.0 per cent). An explanation of the relationship between tax (expense) credit and accounting profit is set out below.

	2021	2020	2019
	£m	£m	£m
Profit before tax	6,902	1,226	4,393
UK corporation tax thereon	(1,311)	(233)	(835)
Impact of surcharge on banking profits	(439)	(107)	(364)
Non-deductible costs: conduct charges	(185)	(24)	(370)
Non-deductible costs: bank levy	(22)	(38)	(43)
Other non-deductible costs	(83)	(74)	(121)
Non-taxable income	40	59	40
Tax relief on coupons on other equity instruments	81	86	89
Tax-exempt gains on disposals	140	81	102
Tax losses where no deferred tax recognised	(1)	(58)	18
Remeasurement of deferred tax due to rate changes	954	350	(6)
Differences in overseas tax rates	(19)	15	(14)
Policyholder tax	(63)	(46)	(67)
Policyholder deferred tax asset in respect of life assurance expenses	(69)	49	(53)
Adjustments in respect of prior years	(40)	104	237
Tax effect of share of results of joint ventures	—	(3)	—
Tax (expense) credit	(1,017)	161	(1,387)
The tax expense in 2021 included the impact of non-deductible conduct charges which were significantly greater than in 2020, reflecting the Group's best estimate of tax-deductibility of provisions made in the year, and the non-deductible FCA fine in relation to the past communication of historical home insurance renewals.